Feb. 28, 2017

VOYA MUTUAL FUNDS

Voya Global Bond Fund

(“Fund”)

Supplement dated May 24, 2017

to the Fund’s Class A, Class C, Class I, Class O, Class P, Class R and

Class W Prospectus, and Class R6 Prospectus (each a “Prospectus” and collectively the “Prospectuses”)

each dated February 28, 2017

Pursuant to the guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund’s classification has changed from a non-diversified fund to a diversified fund effective May 24, 2017. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Mutual Funds is organized as a Delaware statutory trust.

Effective immediately, the Fund’s Prospectuses are hereby revised as follows:

1.	The eighth paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted in its entirety.

2.	The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted in its entirety.